Annual Total Returns - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2024
Fidelity Advisor Value Fund - Class A
Bar Chart Table:
Annual Return 2014	11.27%
Annual Return 2015	(6.77%)
Annual Return 2016	15.59%
Annual Return 2017	14.99%
Annual Return 2018	(17.80%)
Annual Return 2019	31.34%
Annual Return 2020	9.51%
Annual Return 2021	34.76%
Annual Return 2022	(9.38%)
Annual Return 2023	19.40%
Fidelity Advisor Value Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017